Cover	Aug. 25, 2025
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 25, 2025
Entity File Number	000-56579
Entity Registrant Name	Boxabl Inc.
Entity Central Index Key	0001816937
Entity Tax Identification Number	85-2511929
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	5345 E. N. Belt Road
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89115
City Area Code	(702)
Local Phone Number	500-9000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Non Voting Series A Three Preferred Stock 0. 00001 Par Value [Member]
Title of 12(g) Security	Non-Voting Series A-3 Preferred Stock, $0.00001 par value
Non Voting Series A Two Preferred Stock 0. 00001 Par Value [Member]
Title of 12(g) Security	Non-Voting Series A-2 Preferred Stock, $0.00001 par value
Non Voting Series Aone Preferred Stock 0. 00001 Par Value [Member]
Title of 12(g) Security	Non-Voting Series A-1 Preferred Stock, $0.00001 par value
Non Voting Series A Preferred Stock 0. 00001 Par Value [Member]
Title of 12(g) Security	Non-Voting Series A Preferred Stock, $0.00001 par value
Common Stock [Member]
Title of 12(g) Security	Common Stock, $0.00001 par value